UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period July 1, 2018 to December 31, 2018

Date of Report (Date of earliest event reported) N/A

Commission File Number of securitizer: ___________

Central Index Key Number of securitizer: 0001544352

STRATEGIC FUNDING SOURCE, INC.

Michael Jesse Carlson, Secretary

(646) 475-5953

Name and telephone number, including area code, of the person

To contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

SEC2860 (6-15)	Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:  _________________________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):  _________________________

Central Index Key Number of underwriter (if applicable):  _________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Strategic Funding Source, Inc.	(Securitizer, Depositor or Underwriter)
Dated: January 25, 2019

/s/ Michael Jesse Carlson	(Signature)
Michael Jesse Carlson Secretary